Segment Results - Corporate Divisions - Corporate Bank (Detail) € in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026 EUR (€) employee	Mar. 31, 2026 EUR (€)	Jun. 30, 2025 EUR (€) employee	Jun. 30, 2026 EUR (€) employee	Jun. 30, 2025 EUR (€) employee
Net revenues:
Total net revenues		€ 9,168		€ 8,339	€ 16,985	€ 16,471
Of which:
Net interest income		4,349		3,891	8,382	7,727
Net commission and fee income		2,861		2,674	5,665	5,426
Provision for credit losses		460	€ 519	423	979	894
Noninterest expenses:
Compensation and benefits		3,108		2,894	6,037	5,935
General and administrative expenses		2,233		2,065	4,415	4,245
Impairment of goodwill and other intangible assets		0		0	0	0
Restructuring activities		(1)		0	0	(5)
Total noninterest expenses		5,340		4,959	10,451	10,175
Noncontrolling interests		0		0	0	0
Profit (loss) before tax		3,368		2,957	5,555	5,402
Corporate Bank
Net revenues:
Corporate Treasury Services		1,084		1,053	2,158	2,126
Institutional Client Services		496		527	916	1,000
Business Banking		326		316	648	637
Total net revenues		1,906		1,896	3,722	3,763
Of which:
Net interest income		1,163		1,169	2,308	2,329
Net commission and fee income		723		696	1,386	1,353
Remaining income		20		32	28	80
Provision for credit losses		38		22	86	99
Noninterest expenses:
Compensation and benefits		445		399	864	803
General and administrative expenses		733		737	1,458	1,491
Impairment of goodwill and other intangible assets		0		0	0	0
Restructuring activities		0		0	0	0
Total noninterest expenses		1,177		1,137	2,322	2,294
Noncontrolling interests		0		0	0	0
Profit (loss) before tax		€ 691		€ 738	€ 1,314	€ 1,370
Total employees (full-time equivalent) | employee	[1]	27,372		26,163	27,372	26,163
Risk-weighted assets (RWA)	[1]	€ 74,000		€ 72,000	€ 74,000	€ 72,000
of which, operational risk RWA	[1]	€ 12,000		€ 11,000	€ 12,000	€ 11,000
Cost/ income ratio	[2]	61.80%		59.90%	62.40%	61.00%
Post tax return on average shareholders equity	[3]	15.00%		16.20%	14.20%	14.70%
Post tax return on average tangible shareholders equity	[3]	16.40%		17.60%	15.60%	15.90%

[1]	As of quarter-end
[2]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[3]	Based on profit (loss) attributable to Deutsche Bank shareholders after AT1 coupon; for further information, please refer to “Supplementary information: Non-GAAP financial measures” of this report